Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of significant business combinations
The table below summarizes significant business combinations completed during the year ended December 31, 2020:

Completed during the year ended December 31, 2020	Origin House (ii)
($ in thousands)
Total consideration
Common shares issued	$396,575
Replacement awards	31,671

Total consideration	$428,246

Net identifiable assets (liabilities) acquired
Cash	$32,984
Accounts receivable	7,565
Inventory	14,658
Biological assets	2,002
Other current assets	2,197
Property and equipment	18,625
Right-of-use assets	17,984
Loans receivable, long-term	331
Investment in associate	4,302
Investments	139
Customer relationships	63,600
Trade names	39,700
Licenses	5,900
Market related intangibles	2,374
Internally developed software	380

Total identifiable assets acquired	$212,741

Short-term liabilities	$(24,349)
Lease liabilities	(18,002)
Deferred and contingent consideration	(3,807)
Notes payable	(22,045)
Deferred tax liabilities	(30,200)

Net identifiable assets acquired	$114,338

Purchase price allocation
Net identifiable assets acquired	$114,338
Goodwill	313,908

Total consideration	$428,246

The table below summarizes business combinations completed during the year ended December 31, 2019:

Completed during the year ended December 31, 2019	Valley Ag (iii)	HHH (iv)	Total
($ in thousands)
Total consideration
Cash	$18,774	$—	$18,774
Deferred cash consideration	25,990	26,606	52,596
Common shares issued	48,881	—	48,881
Derivative liability consideration	5,437	—	5,437
Contingent consideration	20,346	—	20,346
Loan settlement	10,146	4,807	14,953

	$129,574	$31,413	$160,987

Net identifiable assets (liabilities) acquired
Cash	$1,199	$313	$1,512
Accounts receivable	145	306	451
Inventory	800	4,703	5,503
Biological assets	—	1,436	1,436
Other current assets	558	18	576
Property & equipment	7,256	8,524	15,780
Right-of-use asset	6,836	—	6,836
Other non-current assets	81	1	82
Customer relationships	1,200	300	1,500
Non-compete agreement	—	300	300
License	53,400	12,000	65,400

Total identifiable assets acquired	$71,475	$27,901	$99,376

Short-term liabilities	$(690)	$(621)	$(1,311)
Lease liability	(6,980)	—	(6,980)
Long-term liability	—	(550)	(550)
Deferred tax liability	(16,108)	—	(16,108)

Net identifiable assets acquired	$47,697	$26,730	$74,427

Purchase price allocation
Net identifiable assets acquired	$47,697	$26,730	$74,427
Goodwill	81,877	4,683	86,560

Total consideration	$129,574	$31,413	$160,987

Net cash outflows
Cash consideration paid	$(18,774)	$(80)	$(18,854)
Cash acquired	1,199	313	1,512

Total	$(17,575)	$233	$(17,342)

Summary of deferred consideration and other payables balances classified as short term
The following is a summary of deferred consideration and other payables balances as of December 31, 2020 and 2019, which are classified as short term:

($ in thousands)	IFRS 9 classification	2020	2019
MedMar contingent consideration liability for tax payments	FVTPL	$—	$2,000
MedMar contingent consideration liability	FVTPL	—	1,927
Interest payable - short term	Amortized Cost	—	1,464
HHH deferred consideration	FVTPL	—	27,237
Valley Ag deferred consideration	Amortized Cost	—	18,750
Valley Ag operating cash flows consideration	FVTPL	—	7,423
Valley Ag make-whole liability	FVTPL	—	800
Valley Ag contingent consideration	FVTPL	19,093	—
Liability-classified equity awards	FVTPL	22	339

Total Deferred consideration, contingent consideration and other payables		$19,115	$59,940

Summary of long-term contingent consideration
(c)	Long-term Deferred and Contingent Consideration
The following is a summary of long-term contingent consideration as of December 31, 2020 and 2019:

($ in thousands)	IFRS 9 classification	2020	2019
Valley Ag contingent consideration	FVTPL	$—	$21,901
Valley Ag operating cash flows consideration	FVTPL	7,247	—

Total Long-term deferred and contingent consideration		$7,247	$21,901